                               SEMI-ANNUAL REPORT

                               November 30, 2002

                                    BADGLEY
                                     FUNDS,
                                      INC.

         [BADGLEY GROWTH FUND LOGO] Badgley Growth Fund

         [BADGLEY BALANCED FUND LOGO] Badgley Balanced Fund

                              [BADGLEY FUNDS LOGO]

                              www.badgleyfunds.com

                               SEMI-ANNUAL REPORT

                               November 30, 2002

                              [BADGLEY FUNDS LOGO]

                              BADGLEY FUNDS, INC.

                           [BADGLEY GROWTH FUND LOGO]
                              Badgley Growth Fund
                                  Ticker BMFGX

                          [BADGLEY BALANCED FUND LOGO]

                             Badgley Balanced Fund
                                  Ticker BMFBX

         P.O. Box 701, Milwaukee, Wisconsin 53201-0701 - 1-877-BADGLEY
                              WWW.BADGLEYFUNDS.COM

TABLE OF CONTENTS

-------------------------------------------------
3     LETTER TO SHAREHOLDERS
-------------------------------------------------
4     PERFORMANCE GRAPHS
-------------------------------------------------
6     STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------
7     STATEMENT OF OPERATIONS
-------------------------------------------------
8     STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------
10    FINANCIAL HIGHLIGHTS
-------------------------------------------------
12    SCHEDULE OF INVESTMENTS
-------------------------------------------------
21    NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------

 2  BADGLEY FUNDS SEMI-ANNUAL REPORT

                              BADGLEY FUNDS, INC.

                               SEMI-ANNUAL REPORT
                               November 30, 2002

DEAR FELLOW SHAREHOLDERS:

    The six-months ended November 30, 2002, have presented extraordinary challenges for investors and their advisers. Pushed about by an undercurrent of corporate misdeed news and headwinds building from Iraq, the Korean peninsula, Middle East, Afghanistan, plus concerns about domestic homeland security, investors have reevaluated their courses in a way not seen for decades. As we move toward the end of 2002, there appear to be no safe harbors for investors in the equity markets, although October offered clearer skies and some signs of a recovery in the making. Individual finances appear in relatively good shape, corporate profits and balance sheets have begun to show some improvement, interest rates remain low and tax rates appear to be falling. A brighter spot on the economic horizon has been consumer spending, bolstered somewhat by a continued strong housing market.

    During this stormy six months, returns for the Badgley Growth Fund and Badgley Balanced Fund were -12.03% and -3.15%. Benchmark returns for this same time period were -11.49 and +4.93% for the S&P 500 and Lehman Brothers Gov't-Credit Intermediate Index respectively (please see the fund graphs in the following pages). Portfolio turnover rates as of November 30, 2002 remain low when compared to other growth and balanced mutual funds, although up slightly compared to the same period last year. Six-month turnover rates were 13.74% for the Badgley Growth Fund and 15.84% for the Badgley Balanced Fund.

    As of November 30, 2002, the Badgley Funds' net assets were valued at just under $44.7 million, a decrease of about 3% in one year, and down about 3% compared to net assets as of May 30, 2002. This six-month decrease is a function of both market activity and a comparatively small number of redemptions in the Funds. We remain pleased and proud of your continued trust.

    With the challenges of the last six months, we wish to remind you that the investment objective of the Badgley Growth Fund is long-term capital appreciation while that of the Badgley Balanced Fund is long-term capital appreciation and income. Over these months our investment team has continued to invest both of our Funds in companies that exhibit consistent and predictable earnings growth, solid balance sheets, market dominance and strong management. The Badgley Balanced Fund also is invested in intermediate duration bonds characterized by high credit quality, liquidity and higher relative values. Our investment team remains steadfastly focused on these fundamentals.

    Please take a few moments to visit www.badgleyfunds.com for more detailed Badgley Funds information, including Quarterly Updates and professional profiles of our investment team.

    Thank you for your trust and confidence in the Badgley Funds. We welcome your questions and comments.

Sincerely,
BADGLEY FUNDS, INC.

/S/ SCOTT R. VOKEY
SCOTT R. VOKEY
President
scottv@badgley.com

/s/ Lisa P. Gguzman
LISA P. GUZMAN
Treasurer and Secretary
lisag@badgley.com

                                            BADGLEY FUNDS SEMI-ANNUAL REPORT   3

                              BADGLEY FUNDS, INC.
                               SEMI-ANNUAL REPORT
                               November 30, 2002

[BADGLEY BALANCED FUND LOGO] BADGLEY BALANCED FUND
[BALANCED FUND GRAPH]

                                                                                 LEHMAN BROTHERS
                                                                            INTERMEDIATE GOVT./CREDIT
                                                  BADGLEY BALANCED FUND            BOND INDEX                    S&P 500
                                                  ---------------------     -------------------------            -------
06/25/98                                                10000.00                    10000.00                    10000.00
                                                         9100.08                    10203.80                     8499.72
11/30/98                                                10308.60                    10448.70                    10372.20
                                                        10665.30                    10393.30                    11073.40
05/31/99                                                10865.80                    10422.40                    11680.20
                                                        10923.30                    10428.60                    11884.60
11/30/99                                                11323.10                    10566.30                    12540.60
                                                        11352.60                    10580.00                    12373.80
05/31/00                                                11869.10                    10682.70                    12905.90
                                                        12676.20                    11083.20                    13826.10
11/30/00                                                12385.90                    11388.00                    12012.10
                                                        12000.70                    11899.40                    11359.90
05/31/01                                                12003.10                    12026.70                    11543.90
                                                        11527.80                    12445.20                    10454.10
11/30/01                                                11633.90                    12707.80                    10545.10
                                                        11580.40                    12804.40                    10280.40
05/31/02                                                11470.30                    12946.50                     9946.30
                                                        10964.50                    13410.00                     8573.70
11/30/02                                                11109.20                    13584.30                     8804.30

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. THIS CHART AND TABLE BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

LEHMAN BROTHERS INTERMEDIATE GOVT./CREDIT BOND INDEX--An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). All issues have maturities between one and ten years and outstanding par value of at least $150 million.

For the period 6/25/98 through 6/30/98 the returns for the S&P 500 Index and the Lehman Brothers Intermediate Govt./Credit Bond Index were calculated by prorating the total return for 6/30/98.

             AVERAGE ANNUAL TOTAL RETURN THROUGH NOVEMBER 30, 2002

                                                      SINCE INCEPTION
                                      ONE YEAR         JUNE 25, 1998
                                      -------------------------------
Badgley Balanced Fund                   -4.51%             2.40%
S&P 500 Index                          -16.51%            -2.83%
Lehman Brothers Intermediate
Govt./Credit Bond Index                  6.89%             7.15%

 4  BADGLEY FUNDS SEMI-ANNUAL REPORT

                              BADGLEY FUNDS, INC.
                               SEMI-ANNUAL REPORT
                               November 30, 2002

[BADGLEY GROWTH FUND LOGO] BADGLEY GROWTH FUND
[GROWTH FUND GRAPH]

                                                                    BADGLEY GROWTH FUND                      S&P 500
                                                                    -------------------                      -------
06/25/98                                                                 10000.00                           10000.00
                                                                          8059.81                            8499.72
11/30/98                                                                 10119.90                           10372.20
                                                                         10962.90                           11073.40
05/31/99                                                                 11465.00                           11680.20
                                                                         11615.20                           11884.60
11/30/99                                                                 12307.40                           12540.60
                                                                         12429.30                           12373.80
05/31/00                                                                 13283.20                           12905.90
                                                                         14608.80                           13826.10
11/30/00                                                                 13595.00                           12012.10
                                                                         12249.10                           11359.90
05/31/01                                                                 12148.60                           11543.90
                                                                         10863.30                           10454.10
11/30/01                                                                 10782.90                           10545.10
                                                                         10642.70                           10280.40
05/31/02                                                                 10351.10                            9946.30
                                                                          8955.80                            8573.70
11/30/02                                                                  9106.20                            8804.30

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. THIS CHART AND TABLE BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

S&P 500 INDEX--An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

For the period 6/25/98 through 6/30/98 the return for the S&P 500 Index was calculated by prorating the total return for 6/30/98.

             AVERAGE ANNUAL TOTAL RETURN THROUGH NOVEMBER 30, 2002

                                                   SINCE INCEPTION
                                   ONE YEAR         JUNE 25, 1998
                                   -------------------------------
Badgley Growth Fund                 -15.55%            -2.09%
S&P 500 Index                       -16.51%            -2.83%

                                            BADGLEY FUNDS SEMI-ANNUAL REPORT   5

                              BADGLEY FUNDS, INC.
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               November 30, 2002

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value (cost of $26,313,280 and
  $16,371,523, respectively)                                 $  27,677,353           $16,829,976
Interest receivable                                                214,386                   313
Receivable for Fund shares sold                                     46,403                 2,000
Dividends receivable                                                 7,986                 9,086
Organization costs, net of accumulated amortization                  2,951                 2,951
Other assets                                                        14,586                14,979
----------------------------------------------------------------------------------------------------
    Total assets                                                27,963,665            16,859,305
----------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to Adviser                                                   9,779                 2,922
Accrued expenses and other liabilities                              76,070                34,294
----------------------------------------------------------------------------------------------------
    Total liabilities                                               85,849                37,216
----------------------------------------------------------------------------------------------------
NET ASSETS                                                   $  27,877,816           $16,822,089
====================================================================================================
NET ASSETS CONSIST OF:
Capital stock                                                $  29,622,610           $21,058,091
Accumulated undistributed net investment income (loss)              75,734               (48,893)
Accumulated net realized loss on investments                    (3,184,601)           (4,645,562)
Net unrealized appreciation on investments                       1,364,073               458,453
----------------------------------------------------------------------------------------------------
    Total net assets                                         $  27,877,816           $16,822,089
====================================================================================================
Shares outstanding (par value of $0.01, 500,000,000 shares
  authorized)                                                    2,730,292             1,855,199
====================================================================================================
Net Asset Value, Redemption Price and Offering Price Per
  Share                                                      $       10.21           $      9.07
====================================================================================================

 6  BADGLEY FUNDS SEMI-ANNUAL REPORT       See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      STATEMENT OF OPERATIONS (UNAUDITED)
                   For the Six-Months Ended November 30, 2002

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                              $      59,116           $    70,185
Interest income                                                    378,883                 3,618
----------------------------------------------------------------------------------------------------
    Total investment income                                        437,999                73,803
----------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                           124,180                81,797
Distribution fees                                                   34,495                20,449
Shareholder servicing and accounting fees                           24,604                23,100
Administration fees                                                 15,170                14,888
Professional fees                                                   14,718                13,988
Federal and state registration fees                                  9,582                 8,957
Custody fees                                                         8,942                 9,574
Reports to shareholders                                              3,010                 6,839
Amortization of organization costs                                   2,630                 2,630
Directors' fees and expenses                                         1,811                 1,711
Other                                                                3,540                 3,065
----------------------------------------------------------------------------------------------------
Total expenses before waiver and reimbursement from Adviser        242,682               186,998
Less: Waiver of expenses and reimbursement from Adviser            (63,310)              (64,302)
----------------------------------------------------------------------------------------------------
    Net expenses                                                   179,372               122,696
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       258,627               (48,893)
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                  (774,367)           (1,170,583)
Change in unrealized appreciation (depreciation) on
  investments                                                     (379,659)             (846,903)
----------------------------------------------------------------------------------------------------
    Net realized and unrealized loss on investments             (1,154,026)           (2,017,486)
----------------------------------------------------------------------------------------------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $    (895,399)          $(2,066,379)
====================================================================================================

See Notes to the Financial Statements       BADGLEY FUNDS SEMI-ANNUAL REPORT   7

                              BADGLEY FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

BADGLEY BALANCED FUND

                                                              SIX-MONTHS ENDED
                                                             NOVEMBER 30, 2002             YEAR ENDED
                                                                (UNAUDITED)               MAY 31, 2002
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                        $          258,627           $    556,364
Net realized loss on investments                                       (774,367)            (1,651,928)
Change in unrealized appreciation (depreciation) on
  investments                                                          (379,659)              (232,467)
----------------------------------------------------------------------------------------------------------
    Net (decrease) in net assets resulting from operations             (895,399)            (1,328,031)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                             (276,294)              (559,147)
----------------------------------------------------------------------------------------------------------
                                                                       (276,294)              (559,147)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                             1,572,885              3,057,840
Proceeds from shares issued to holders in reinvestment of
  dividends                                                             257,129                517,711
Cost of shares redeemed                                              (1,368,575)            (3,117,486)
----------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from capital share
      transactions                                                      461,439                458,065
----------------------------------------------------------------------------------------------------------
TOTAL (DECREASE) IN NET ASSETS                                         (710,254)            (1,429,113)
NET ASSETS:
Beginning of period                                                  28,588,070             30,017,183
----------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
  of $75,734 and $93,401, respectively)                      $       27,877,816           $ 28,588,070
==========================================================================================================

 8  BADGLEY FUNDS SEMI-ANNUAL REPORT       See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
BADGLEY GROWTH FUND

                                                             SIX-MONTHS ENDED
                                                             NOVEMBER 30, 2002            YEAR ENDED
                                                                (UNAUDITED)              MAY 31, 2002
---------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                          $         (48,893)          $   (119,641)
Net realized loss on investments                                    (1,170,583)            (2,676,201)
Change in unrealized appreciation (depreciation) on
  investments                                                         (846,903)              (237,121)
---------------------------------------------------------------------------------------------------------
    Net (decrease) in net assets resulting from operations          (2,066,379)            (3,032,963)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                            3,056,468              7,472,823
Proceeds from shares issued to holders in reinvestment of
  dividends                                                                 --                     --
Cost of shares redeemed                                             (1,707,824)            (5,684,359)
---------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from capital share
      transactions                                                   1,348,644              1,788,464
---------------------------------------------------------------------------------------------------------
TOTAL (DECREASE) IN NET ASSETS                                        (717,735)            (1,244,499)
NET ASSETS:
Beginning of period                                                 17,539,824             18,784,323
---------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
  of $0 and $0, respectively)                                $      16,822,089           $ 17,539,824
=========================================================================================================

See Notes to the Financial Statements       BADGLEY FUNDS SEMI-ANNUAL REPORT   9

                              BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               For a fund share outstanding throughout the period
BADGLEY BALANCED FUND

                                 SIX-MONTHS ENDED                                                            JUNE 25, 1998(1)
                                NOVEMBER 30, 2002       YEAR ENDED        YEAR ENDED        YEAR ENDED           THROUGH
                                   (UNAUDITED)         MAY 31, 2002      MAY 31, 2001      MAY 31, 2000        MAY 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of
  period                        $            10.65     $       11.36     $       11.47     $       10.69     $         10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
    Net investment income                     0.09              0.21              0.24              0.20                0.18
    Net realized and unrealized
      gain (loss) on
      investments                            (0.43)            (0.71)            (0.11)             0.78                0.68
---------------------------------------------------------------------------------------------------------------------------------
        Total from investment
          operations                         (0.34)            (0.50)             0.13              0.98                0.86
---------------------------------------------------------------------------------------------------------------------------------
Less:
Dividends from net investment
  income                                     (0.10)            (0.21)            (0.24)            (0.20)              (0.17)
Dividends from net realized
  gains                                         --                --             (0.00)(2)            --                  --
---------------------------------------------------------------------------------------------------------------------------------
  Total dividends and
    distributions                            (0.10)            (0.21)            (0.24)            (0.20)              (0.17)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period  $            10.21     $       10.65     $       11.36     $       11.47     $         10.69
=================================================================================================================================
TOTAL RETURN                                 -3.15%(3)         -4.44%             1.13%             9.23%               8.66%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period       $       27,877,816     $  28,588,070     $  30,017,183     $  24,286,086     $    16,524,409
Ratio of net expense to average
  net assets:
    Before expense
      reimbursement                           1.76%(4)          1.72%             1.80%             1.98%               3.83%(4)
    After expense reimbursement               1.30%(4)          1.30%             1.30%             1.30%               1.30%(4)
Ratio of net investment
  income/(loss) to average net
  assets:
    Before expense
      reimbursement                           1.42%(4)          1.48%             1.57%             1.24%              (0.80)%(4)
    After expense reimbursement               1.88%(4)          1.90%             2.07%             1.92%               1.73%(4)
Portfolio turnover rate                      15.84%            35.98%            35.70%            28.78%              16.17%
=================================================================================================================================

(1) Commencement of operations.
(2) Dividend amount less than $0.01 per share.
(3) Not annualized.
(4) Annualized.

 10 BADGLEY FUNDS SEMI-ANNUAL REPORT       See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               For a fund share outstanding throughout the period
BADGLEY GROWTH FUND

                                SIX-MONTHS ENDED                                                             JUNE 25, 1998(1)
                               NOVEMBER 30, 2002        YEAR ENDED        YEAR ENDED        YEAR ENDED           THROUGH
                                  (UNAUDITED)          MAY 31, 2002      MAY 31, 2001      MAY 31, 2000        MAY 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of
  period                       $            10.31      $       12.10     $       13.23     $       11.42     $         10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
    Net investment loss                     (0.03)             (0.07)            (0.07)            (0.08)              (0.02)
    Net realized and
      unrealized gain (loss)
      on investments                        (1.21)             (1.72)            (1.06)             1.89                1.48
---------------------------------------------------------------------------------------------------------------------------------
        Total from investment
          operations                        (1.24)             (1.79)            (1.13)             1.81                1.46
---------------------------------------------------------------------------------------------------------------------------------
Less:
Dividends from net investment
  income                                       --                 --                --             (0.00)(2)           (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period $             9.07      $       10.31     $       12.10     $       13.23     $         11.42
=================================================================================================================================
TOTAL RETURN                               -12.03%(3)         -14.79%            -8.54%            15.86%              14.65%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period      $       16,822,089      $  17,539,824     $  18,784,323     $  12,251,424     $     6,503,740
Ratio of net expense to
  average net assets:
    Before expense
      reimbursement                          2.29%(4)           2.23%             2.33%             2.84%               6.12%(4)
    After expense
      reimbursement                          1.50%(4)           1.50%             1.50%             1.50%               1.50%(4)
Ratio of net investment loss
  to average net assets:
    Before expense
      reimbursement                         (1.38)%(4)         (1.41)%           (1.57)%           (2.06)%             (5.22)%(4)
    After expense
      reimbursement                         (0.59)%(4)         (0.68)%           (0.74)%           (0.72)%             (0.60)%(4)
Portfolio turnover rate                     13.74%             39.51%            27.21%            25.88%              30.28%
=================================================================================================================================

(1) Commencement of operations.
(2) Dividend amount less than $0.01 per share.
(3) Not annualized.
(4) Annualized.

See Notes to the Financial Statements       BADGLEY FUNDS SEMI-ANNUAL REPORT  11

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               November 30, 2002

BADGLEY BALANCED FUND

 NUMBER OF
    SHARES                                                                       VALUE
------------------------------------------------------------------------------------------
             COMMON STOCKS -- 51.3%
             Advertising -- 1.2%
     5,075   Omnicom Group Inc.                                            $   345,354
------------------------------------------------------------------------------------------
             Bank & Bank Holding Co. -- 1.3%
     6,300   Fifth Third Bancorp                                               352,800
------------------------------------------------------------------------------------------
             Chemical -- Specialty -- 2.2%
    12,325   Ecolab Inc.                                                       612,183
------------------------------------------------------------------------------------------
             Computers -- 1.4%
    13,700   Dell Computer Corporation*                                        391,409
------------------------------------------------------------------------------------------
             Consumer Finance -- 2.0%
    26,262   MBNA Corporation                                                  560,431
------------------------------------------------------------------------------------------
             Department Stores -- 1.6%
     6,350   Kohl's Corporation*                                               434,975
------------------------------------------------------------------------------------------
             Diversified Conglomerates -- 2.6%
    14,200   General Electric Company                                          384,820
     2,625   3M Co.                                                            340,856
------------------------------------------------------------------------------------------
                                                                               725,676
------------------------------------------------------------------------------------------
             Drugs -- 3.6%
     9,525   Johnson & Johnson                                                 543,115
    14,600   Pfizer Inc.                                                       460,484
------------------------------------------------------------------------------------------
                                                                             1,003,599
------------------------------------------------------------------------------------------
             Financials -- Diversified -- 1.9%
    11,650   State Street Corporation                                          524,250
------------------------------------------------------------------------------------------
             Financial Service -- 2.0%
     8,650   Fannie Mae                                                        545,382
------------------------------------------------------------------------------------------
             Food & Beverage -- 1.7%
    11,375   PepsiCo, Inc.                                                     483,210
------------------------------------------------------------------------------------------

 12 BADGLEY FUNDS SEMI-ANNUAL REPORT       See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2002

BADGLEY BALANCED FUND

 NUMBER OF
    SHARES                                                                       VALUE
------------------------------------------------------------------------------------------
             Food Wholesale Distribution -- 2.0%
    18,950   Sysco Corporation                                             $   557,509
------------------------------------------------------------------------------------------
             Freight Transportation -- 1.9%
     8,225   United Parcel Service, Inc.                                       521,136
------------------------------------------------------------------------------------------
             Insurance -- Multi -- 3.4%
    14,675   AFLAC INCORPORATED                                                452,724
     7,650   American International Group, Inc.                                498,397
------------------------------------------------------------------------------------------
                                                                               951,121
------------------------------------------------------------------------------------------
             Medical -- Wholesale Drug Dist. -- 2.0%
     9,150   Cardinal Health, Inc.                                             563,091
------------------------------------------------------------------------------------------
             Networking Equipment -- 1.5%
    28,175   Cisco Systems, Inc.*                                              420,371
------------------------------------------------------------------------------------------
             Restaurants -- 2.0%
    24,950   Starbucks Corporation*                                            542,413
------------------------------------------------------------------------------------------
             Retail -- Discount -- 2.8%
     7,125   Colgate-Palmolive Company                                         366,154
    13,200   Costco Wholesale Corporation                                      426,360
------------------------------------------------------------------------------------------
                                                                               792,514
------------------------------------------------------------------------------------------
             Retail -- Home Improvement -- 1.3%
    13,950   The Home Depot, Inc.                                              368,559
------------------------------------------------------------------------------------------
             Semiconductors -- 1.1%
    15,725   Texas Instruments Incorporated                                    316,230
------------------------------------------------------------------------------------------
             Services -- Data Processing -- 3.5%
     7,400   Automatic Data Processing, Inc.                                   321,678
    20,350   Concord EFS, Inc.*                                                305,250
    11,750   Paychex, Inc.                                                     343,100
------------------------------------------------------------------------------------------
                                                                               970,028
------------------------------------------------------------------------------------------

See Notes to the Financial Statements       BADGLEY FUNDS SEMI-ANNUAL REPORT  13

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2002

BADGLEY BALANCED FUND

 NUMBER OF
    SHARES                                                                       VALUE
------------------------------------------------------------------------------------------
             Services -- Diversified -- 1.9%
    10,575   Cintas Corporation                                            $   533,720
------------------------------------------------------------------------------------------
             Software -- 1.9%
     9,325   Microsoft Corporation*                                            539,172
------------------------------------------------------------------------------------------
             Surgical/Medical Instruments -- 3.3%
    10,275   Baxter International Inc.                                         328,697
    12,650   Medtronic, Inc.                                                   591,388
------------------------------------------------------------------------------------------
                                                                               920,085
------------------------------------------------------------------------------------------
             Telecommunications Equipment -- 1.2%
     8,150   QUALCOMM Inc.*                                                    335,943
------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $13,824,871)                         14,311,161
------------------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- 21.4%
             Chemical -- Specialty -- 1.5%
$  400,000   Ecolab Inc.
             6.875%, 2/1/11                                                    425,724
------------------------------------------------------------------------------------------
             Computers -- 0.7%
   200,000   IBM Corporation
             5.375%, 2/1/09                                                    209,799
------------------------------------------------------------------------------------------
             Diversified Finance Services -- 4.2%
   500,000   Citigroup Inc.
             7.250%, 10/1/10                                                   560,894
   525,000   General Electric Capital Corporation
             7.375%, 1/19/10                                                   600,856
------------------------------------------------------------------------------------------
                                                                             1,161,750
------------------------------------------------------------------------------------------
             Electric -- 0.6%
   140,000   Emerson Electric Corporation
             7.875%, 6/1/05                                                    156,044
------------------------------------------------------------------------------------------

 14 BADGLEY FUNDS SEMI-ANNUAL REPORT       See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2002

BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                       VALUE
------------------------------------------------------------------------------------------
             Finance -- Auto Loans -- 1.1%
$  300,000   Ford Motor Credit Company
             7.500%, 3/15/05                                               $   305,212
------------------------------------------------------------------------------------------
             Food Wholesale Distribution -- 2.0%
   500,000   Sysco Corporation
             7.000%, 5/1/06                                                    556,049
------------------------------------------------------------------------------------------
             Insurance -- 1.9%
   500,000   Washington Mutual Inc.
             5.625%, 1/15/07                                                   523,269
------------------------------------------------------------------------------------------
             Medical -- Drugs -- 1.5%
   400,000   Abbott Laboratories
             5.625%, 7/1/06                                                    427,430
------------------------------------------------------------------------------------------
             Multimedia -- 0.8%
   200,000   Walt Disney Co.
             7.300%, 2/8/05                                                    216,411
------------------------------------------------------------------------------------------
             Retail -- Discount -- 1.6%
   400,000   Costco Wholesale Corporation
             7.125%, 6/15/05                                                   440,299
------------------------------------------------------------------------------------------
             Retail -- Home Improvement -- 3.6%
   500,000   The Home Depot, Inc.
             5.375%, 4/1/06                                                    534,298
   425,000   Target Corporation
             6.350%, 1/15/11                                                   461,380
------------------------------------------------------------------------------------------
                                                                               995,678
------------------------------------------------------------------------------------------
             Telecommunications Services -- 1.9%
   500,000   SBC Communications Inc.
             6.625%, 7/15/07                                                   543,523
------------------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS AND NOTES (COST $5,608,105)               5,961,188
------------------------------------------------------------------------------------------

See Notes to the Financial Statements       BADGLEY FUNDS SEMI-ANNUAL REPORT  15

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2002

BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                       VALUE
------------------------------------------------------------------------------------------
             GOVERNMENT SECURITIES -- 24.4%
             U.S. TREASURY OBLIGATIONS -- 12.2%
             U.S. Treasury Bonds -- 3.0%
$  750,000   6.000%, 8/15/09                                               $   847,177
------------------------------------------------------------------------------------------
             U.S. Treasury Notes -- 9.2%
   500,000   7.250%, 8/15/04                                                   544,726
   450,000   6.500%, 8/15/05                                                   498,217
   750,000   5.625%, 2/15/06                                                   818,613
   250,000   5.500%, 2/15/08                                                   275,420
   355,000   6.500%, 2/15/10                                                   412,244
------------------------------------------------------------------------------------------
                                                                             2,549,220
------------------------------------------------------------------------------------------
             TOTAL U.S. TREASURY OBLIGATIONS (COST $3,160,731)               3,396,397
------------------------------------------------------------------------------------------
             GOVERNMENT AGENCY -- 12.2%
             Federal National Mortgage Association (FNMA) -- 4.5%
   500,000   7.125%, 2/15/05                                                   550,398
   625,000   6.625%, 9/15/09                                                   711,098
------------------------------------------------------------------------------------------
                                                                             1,261,496
------------------------------------------------------------------------------------------
             Federal Home Loan Mortgage (FHLMC) -- 7.7%
   875,000   5.250%, 1/15/06                                                   935,490
 1,050,000   7.100%, 4/10/07                                                 1,207,946
------------------------------------------------------------------------------------------
                                                                             2,143,436
------------------------------------------------------------------------------------------
             TOTAL GOVERNMENT AGENCY (COST $3,115,898)                       3,404,932
------------------------------------------------------------------------------------------
             TOTAL GOVERNMENT SECURITIES (COST $6,276,629)                   6,801,329
------------------------------------------------------------------------------------------

 16 BADGLEY FUNDS SEMI-ANNUAL REPORT       See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2002

BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                       VALUE
------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS -- 2.2%
             Variable Rate Demand Notes**
$  603,675   U.S. Bank Demand Note, 1.130%                                 $   603,675
------------------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS (COST $603,675)                      603,675
------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 99.3%
             (COST $26,313,280)                                             27,677,353
------------------------------------------------------------------------------------------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%                     200,463
------------------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                                    $27,877,816
==========================================================================================

  * --Non-income producing security.
 ** --Variable rate security. The rates listed are as of November 30, 2002.

See Notes to the Financial Statements       BADGLEY FUNDS SEMI-ANNUAL REPORT  17

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               November 30, 2002

BADGLEY GROWTH FUND

NUMBER OF
 SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
            COMMON STOCKS -- 98.2%
            Advertising -- 2.5%
    6,125   Omnicom Group Inc.                                            $   416,806
-----------------------------------------------------------------------------------------
            Bank & Bank Holding Co. -- 2.4%
    7,250   Fifth Third Bancorp                                               406,000
-----------------------------------------------------------------------------------------
            Chemical -- Specialty -- 4.2%
   14,125   Ecolab Inc.                                                       701,589
-----------------------------------------------------------------------------------------
            Computers -- 2.7%
   15,775   Dell Computer Corporation*                                        450,692
-----------------------------------------------------------------------------------------
            Consumer Finance -- 3.8%
   29,937   MBNA Corporation                                                  638,856
-----------------------------------------------------------------------------------------
            Department Stores -- 3.0%
    7,325   Kohl's Corporation*                                               501,762
-----------------------------------------------------------------------------------------
            Diversified Conglomerates -- 5.0%
   16,550   General Electric Company                                          448,505
    3,000   3M Co.                                                            389,550
-----------------------------------------------------------------------------------------
                                                                              838,055
-----------------------------------------------------------------------------------------
            Drugs -- 6.8%
   10,950   Johnson & Johnson                                                 624,369
   16,600   Pfizer Inc.                                                       523,564
-----------------------------------------------------------------------------------------
                                                                            1,147,933
-----------------------------------------------------------------------------------------
            Financials Diversified -- 3.6%
   13,425   State Street Corporation                                          604,125
-----------------------------------------------------------------------------------------
            Financial Service -- 3.7%
    9,950   Fannie Mae                                                        627,347
-----------------------------------------------------------------------------------------
            Food & Beverage -- 3.3%
   13,050   PepsiCo, Inc.                                                     554,364
-----------------------------------------------------------------------------------------

 18 BADGLEY FUNDS SEMI-ANNUAL REPORT       See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2002

BADGLEY GROWTH FUND

NUMBER OF
 SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
            Food Wholesale Distribution -- 3.8%
   22,025   Sysco Corporation                                             $   647,976
-----------------------------------------------------------------------------------------
            Freight Transportation -- 3.6%
    9,525   United Parcel Service, Inc.                                       603,504
-----------------------------------------------------------------------------------------
            Insurance -- Multi -- 6.5%
   16,900   AFLAC INCORPORATED                                                521,365
    8,800   American International Group, Inc.                                573,320
-----------------------------------------------------------------------------------------
                                                                            1,094,685
-----------------------------------------------------------------------------------------
            Medical -- Wholesale Drug Dist. -- 3.9%
   10,725   Cardinal Health, Inc.                                             660,016
-----------------------------------------------------------------------------------------
            Networking Equipment -- 2.8%
   31,550   Cisco Systems, Inc.*                                              470,726
-----------------------------------------------------------------------------------------
            Restaurants -- 3.7%
   28,725   Starbucks Corporation*                                            624,482
-----------------------------------------------------------------------------------------
            Retail -- Discount -- 5.4%
    8,250   Colgate-Palmolive Company                                         423,967
   14,825   Costco Wholesale Corporation                                      478,847
-----------------------------------------------------------------------------------------
                                                                              902,814
-----------------------------------------------------------------------------------------
            Retail -- Home Improvement -- 2.4%
   15,625   The Home Depot, Inc.                                              412,812
-----------------------------------------------------------------------------------------
            Semiconductors -- 2.1%
   17,650   Texas Instruments Incorporated                                    354,942
-----------------------------------------------------------------------------------------
            Services -- Data Processing -- 6.7%
    8,525   Automatic Data Processing, Inc.                                   370,582
   23,375   Concord EFS, Inc.*                                                350,625
   13,850   Paychex, Inc.                                                     404,420
-----------------------------------------------------------------------------------------
                                                                            1,125,627
-----------------------------------------------------------------------------------------

See Notes to the Financial Statements       BADGLEY FUNDS SEMI-ANNUAL REPORT  19

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2002

BADGLEY GROWTH FUND

NUMBER OF
 SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
            Services -- Diversified -- 3.7%
   12,375   Cintas Corporation                                            $   624,566
-----------------------------------------------------------------------------------------
            Software -- 3.8%
   11,025   Microsoft Corporation*                                            637,466
-----------------------------------------------------------------------------------------
            Surgical/Medical Instruments -- 6.5%
   12,125   Baxter International Inc.                                         387,879
   14,950   Medtronic, Inc.                                                   698,912
-----------------------------------------------------------------------------------------
                                                                            1,086,791
-----------------------------------------------------------------------------------------
            Telecommunications Equipment -- 2.3%
    9,400   QUALCOMM Inc.*                                                    387,468
-----------------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (COST $16,062,951)                         16,521,404
-----------------------------------------------------------------------------------------
PRINCIPAL
   AMOUNT
-----------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS -- 1.8%
            Variable Rate Demand Notes**
 $308,572   U.S. Bank Demand Note, 1.130%                                     308,572
-----------------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS (COST $308,572)                      308,572
-----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (COST $16,371,523)                                             16,829,976
-----------------------------------------------------------------------------------------
            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0)%***                 (7,887)
-----------------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                                    $16,822,089
=========================================================================================

 * --Non-income producing security.
 **--Variable rate security. The rates listed are as of November 30, 2002. ***--Less than 0.1%.

 20 BADGLEY FUNDS SEMI-ANNUAL REPORT       See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
                               November 30, 2002

1. ORGANIZATION

    Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

    a) Investment Valuation -- Common stocks, other equity-type securities and fixed income securities with a maturity greater than 60 days are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities traded on a national securities exchange for which there were no transactions on a given day and securities not listed on a national securities exchange are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

    b) Federal Income Taxes -- No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute substantially all of the Funds' investment company net taxable income and net realized gains to shareholders.

    c) Income and Expenses -- The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

    d) Distributions to Shareholders -- Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds' net realized capital gains, if any, are distributed at least annually.

    e) Organization Costs -- The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $26,461 for the Balanced Fund and Growth Fund each, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  21

    f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

    g) Other -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

3. CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Funds for the six-months ended November 30, 2002, were as follows:

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
Shares sold                                                        157,175               350,559
Shares issued to holders in reinvestment of dividends               25,747                    --
Shares redeemed                                                   (135,847)             (196,467)
----------------------------------------------------------------------------------------------------
Net increase                                                        47,075               154,092
====================================================================================================

    Transactions in shares of the Funds for the year ended May 31, 2002, were as follows:

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
Shares sold                                                        280,566               670,725
Shares issued to holders in reinvestment of dividends               47,846                    --
Shares redeemed                                                   (288,259)             (522,100)
----------------------------------------------------------------------------------------------------
Net increase                                                        40,153               148,625
====================================================================================================

4. INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six-months ended November 30, 2002, were as follows:

                                                             BALANCED FUND           GROWTH FUND
------------------------------------------------------------------------------------------------
Purchases
  U.S. Government                                            $     550,504           $        --
  Other                                                          3,949,900             3,633,292
Sales
  U.S. Government                                                1,084,179                    --
  Other                                                          3,188,571             2,200,107

    At November 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                             BALANCED FUND           GROWTH FUND
------------------------------------------------------------------------------------------------
Appreciation                                                 $   2,741,242           $ 1,969,087
(Depreciation)                                                  (1,377,169)           (1,510,634)
------------------------------------------------------------------------------------------------
Net appreciation on investments                              $   1,364,073           $   458,453
================================================================================================

 22 BADGLEY FUNDS SEMI-ANNUAL REPORT

    At November 30, 2002, the cost of investments for federal income tax purposes was $26,313,280 and $16,371,523 for the Balanced Fund and the Growth Fund, respectively.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

    The Corporation has an Investment Advisory Agreement (the "Agreement") with Badgley, Phelps and Bell, Inc. (the "Adviser"), with whom certain Officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

    The Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six-months ended November 30, 2002, the Adviser waived/reimbursed expenses of $63,310 and $64,302 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

YEAR OF EXPIRATION                                           BALANCED FUND           GROWTH FUND
------------------------------------------------------------------------------------------------
5/31/2003                                                    $     133,024           $   127,681
5/31/2004                                                          138,359               128,792
5/31/2005                                                          123,485               127,555

    The Corporation, on behalf of each of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to pay Rafferty Capital Markets, LLC, an unaffiliated distributor, (the "Distributor") a distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the six-months ended November 30, 2002, the Balanced Fund and Growth Fund incurred expenses of $34,495 and $20,449, respectively, pursuant to the 12b-1 Plan.

    U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Fund.

                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  23

DIRECTORS

Graham S. Anderson
Frank S. Bayley
J. Kevin Callaghan
Steven C. Phelps
Madelyn B. Smith

PRINCIPAL OFFICERS

Scott R. Vokey, President
Lisa P. Guzman, Treasurer and Secretary

INVESTMENT ADVISER

BADGLEY, PHELPS AND BELL, INC.
1420 Fifth Avenue, Suite 4400
Seattle, Washington 98101

DISTRIBUTOR

RAFFERTY CAPITAL MARKETS, LLC
59 Hilton Avenue, Suite 101
Garden City, New York 11530

CUSTODIAN

U.S. BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

U.S. BANCORP FUND SERVICES, LLC
Third Floor
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202

LEGAL COUNSEL

KIRKLAND & ELLIS
200 East Randolph Street
Chicago, Illinois 60601

                              [BADGLEY FUNDS LOGO]

                              www.badgleyfunds.com
                                 1-877-BADGLEY

THIS REPORT IS NOT AUTHORIZED UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS FOR THE BADGLEY FUNDS.

THE BADGLEY FUNDS ARE DISTRIBUTED BY RAFFERTY CAPITAL MARKETS, LLC.